Significant Accounting Policies - Schedule of Computing Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (6,020)	$ (3,353)	$ (695)
Deemed dividend related to trigger of down round protection feature			(7)
Net basic loss	(6,020)	(3,353)	(702)
Change in fair value of derivative warrant liability			(66)
Change in fair value of convertible advanced investment			(269)
Net diluted loss	$ (6,020)	$ (3,353)	$ (1,037)
Denominator:
Ordinary shares used in computing basic net loss per share (in Shares)	15,525,082	15,167,476	11,194,097
Incremental ordinary shares to be issued upon exercise of derivative warrant liability			$ 24,834
Incremental ordinary shares to be issued upon conversion of convertible advanced investments			$ 230,880
Ordinary shares used in computing diluted net loss per share (in Shares)	15,525,082	15,167,476	11,449,811
Basic net loss per ordinary share (in Dollars per share)	$ (0.39)	$ (0.22)	$ (0.06)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.39)	$ (0.22)	$ (0.09)